Capital Stock - Series D Preferred Stock - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended				136 Months Ended	145 Months Ended	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended											1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Sep. 30, 2013	May 31, 2008 Series D Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Sep. 30, 2009 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2008 Series D Preferred Stock [Member]	Jun. 30, 2009 Series D Preferred Stock [Member]	Mar. 20, 2009 Series D Preferred Stock [Member]	Feb. 05, 2009 Series D Preferred Stock [Member]	Dec. 30, 2008 Series D Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member] Dr. Andrey Semechkin [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Dr. Andrey Semechkin [Member]	Jun. 30, 2013 Series D Preferred Stock [Member] X-Master Inc. [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] X-Master Inc. [Member]	Mar. 09, 2012 Series G Preferred Stock [Member]	Mar. 31, 2013 Series G Preferred Stock [Member]	Sep. 30, 2013 Series G Preferred Stock [Member]	Sep. 30, 2012 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Series G Preferred Stock [Member] Scenario, Previously Reported [Member]
Class of Stock [Line Items]
Secured Convertible Note amount								$ 1,000,000
Common stock sold for an aggregate to aspire capital					1,200,000												5,000,000
Total number of shares of common stock sold																	50
Preferred stock price per share																	$ 100,000				$ 100,000
Preferred stock, shares issued									43			43		3	43	43		10	10	10	10	33	33	10	10
Total amount raised												4,700,000			4,700,000
Total deemed dividend				524,000										2,480,000												1,375,000
Rate of preferred stock dividend and redemption premium															6.00%	10.00%												6.00%		6.00%
Number of days with in dividend declared after each quarter end												15 days			15 days
Common stock issued upon conversion, conversion price per share										$ 0.20																	$ 0.20
Payment of preferred stock dividends	237,000	237,000	430,000			1,320,000	1,320,000		0		64,000	0	237,000															0	0	0	0
Accrued dividend on preferred stock		222,000	430,000									0	0		0	108,000												0	0			0	0
Sale of the Series D Preferred														3				10	10	10	10
Preferred stock, shares outstanding									43			43			43	43
Dividend paid															$ 237,000	$ 429,000